Leases	12 Months Ended
Dec. 31, 2019
Leases [Abstract]
Leases
19. Leases
The Company’s primary lease represents the lease for its corporate headquarters in Boston, Massachusetts which it entered into in December 2010 and expires in November 2021. Rent expense for the year ended December 31, 2018 was $4,100. At inception of a contract, the Company determines if a contact meets the definition of a lease. A lease is a contract, or part of a contract, that conveys the right to control the use of identified property, plant, or equipment (an identified asset) for a period of time in exchange for consideration. The Company assesses throughout the period of use whether the Company has both of the following: i) the right to obtain substantially all of the economic benefits from use of the identified asset, and ii) the right to direct the use of the identified asset. This determination is reassessed if the terms of the contract are changed. Leases are classified as operating or finance leases based on the terms of the lease agreement and certain characteristics of the identified asset.
Right-of-use
assets and operating lease liabilities are recognized at lease commencement date based on the present value of the minimum future lease payments.
The carrying value of the Company’s
right-of-use
assets are substantially concentrated in real estate as the Company primarily leases office space. The Company’s policy is not to record leases with an original lease term of one year or less on the consolidated balance sheets. The Company recognizes lease expense for these short-term leases on a straight-line basis over the lease term.
Certain lease agreements contain options to terminate the lease before maturity. The Company does not have any lease contracts with the option to purchase as of December 31, 2019. Payments to be made in option periods are recognized as part of the right-of-use
lease assets and lease liabilities when the Company is reasonably certain that the option to extend the lease will be exercised or the option to terminate the lease will not be exercised, or is not at the Company’s option. The Company determines whether the reasonably certain threshold is met by considering contract-, asset-, market-, and entity-based factors.

Year Ended
December 31, 2019
The components of lease cost under ASC 842 were as follows:
Operating lease cost	$6,649
Short-term lease cost	—
Variable lease cost	—

Total lease cost	$6,649

Year Ended
December 31, 2019
Supplemental cash flow information:
Cash paid for amounts included in measurement of lease liabilities:
Operating cash flows from operating leases	$6,480
Non-cash lease activity:
Right-of-use lease assets obtained in exchange for new operating lease liability:
Operating leases	$355

December 31, 2019
Supplemental balance sheet information related to leases is as follows:
Operating leases
Operating lease right-of-use assets	$11,944

Total operating right-of-use lease assets	$11,944

Operating lease liabilities, current	6,232
Operating lease liabilities, net of current portion	7,164

Total operating lease liabilities	$13,396

Weighted-average remaining lease term (in years)	2.0 years
Weighted-average discount rate	3.3%
As of December 31, 2019, minimum future lease payments for these operating leases were as follows:

Year ending December 31, 2019
2020	$6,925
2021	6,102
2022	583
2023	230
2024	—
Thereafter	—

Total lease payments	$13,840

Less imputed interest	444

Total present value of lease liabilities	$13,396

As of December 31, 2018, minimum future lease payments for these operating leases under ASC 840 were as follows:

Year ending December 31, 2018	Operating Leases
2019	$6,609
2020	6,925
2021	6,102
2022	583
2023	230

Total lease payments	$20,449